Note 15 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options outstanding (in shares)	207,837,900
Options outstanding, weighted average remaining contractual life (Year)	4 years 138 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0692	$ 0.0869
Options exercisable, number exercisable and vested (in shares)	138,407,300
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0808
Range 1 [Member]
Exercise price range, lower limit (in dollars per share)	0.0274
Exercise price range, upper limit (in dollars per share)	$ 0.0314
Number of options outstanding (in shares)	41,528,150
Options outstanding, weighted average remaining contractual life (Year)	7 years 76 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0305
Options exercisable, number exercisable and vested (in shares)	8,127,950
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0304
Range 2 [Member]
Exercise price range, lower limit (in dollars per share)	0.0338
Exercise price range, upper limit (in dollars per share)	$ 0.0472
Number of options outstanding (in shares)	40,817,600
Options outstanding, weighted average remaining contractual life (Year)	2 years 171 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0439
Options exercisable, number exercisable and vested (in shares)	30,310,650
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0462
Range 3 [Member]
Exercise price range, lower limit (in dollars per share)	0.0506
Exercise price range, upper limit (in dollars per share)	$ 0.075
Number of options outstanding (in shares)	50,921,850
Options outstanding, weighted average remaining contractual life (Year)	5 years 10 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0625
Options exercisable, number exercisable and vested (in shares)	38,091,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0635
Range 4 [Member]
Exercise price range, lower limit (in dollars per share)	0.0776
Exercise price range, upper limit (in dollars per share)	$ 0.104
Number of options outstanding (in shares)	33,986,400
Options outstanding, weighted average remaining contractual life (Year)	4 years 357 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0841
Options exercisable, number exercisable and vested (in shares)	21,293,250
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0865
Range 5 [Member]
Exercise price range, lower limit (in dollars per share)	0.1122
Exercise price range, upper limit (in dollars per share)	$ 0.1636
Number of options outstanding (in shares)	40,583,900
Options outstanding, weighted average remaining contractual life (Year)	2 years 36 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.1301
Options exercisable, number exercisable and vested (in shares)	40,583,900
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.1301